Acquisitions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified		0 Months Ended					1 Months Ended
	Mar. 31, 2014	Aug. 15, 2013 Objet Ltd [Member]	Aug. 15, 2013 MakerBot [Member] First Earn-out Payment [Member]	Aug. 15, 2013 MakerBot [Member] First Earn-out Payment [Member] Maximum [Member]	Aug. 15, 2013 MakerBot [Member] Second Earn-out Payment [Member]	Aug. 15, 2013 MakerBot [Member] Second Earn-out Payment [Member] Maximum [Member]	Oct. 31, 2013 Stratasys Japan Co. Ltd [Member]	Apr. 30, 2014 Solid Concepts Inc. [Member]	Apr. 30, 2014 Harvest Technologies Inc. [Member]
Cash paid								$ 157,000
Consideration issued for acquisition		493,700					2,000	217,000
Share price		$ 97.46
Ownership percentage							51.00%	100.00%	100.00%
Earn-out obligation	(21,530)	28,300	10,800		10,700
Earn-out obligation amount				10,800		800
Deferred payments								60,000
Potential retention related payments								$ 78,000